Schedule of Investments
As of August 31, 2025
Saturna Short-Term Bond Fund
August 31, 2025
Part F
1
Continued on next page.
Government Bonds - 54 .0 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Farm Credit Bank 4.930% due 02/25/2030 $ 200,000 $ 200,708 1.4%
Federal Farm Credit Bank 4.800% due 11/13/2029 400,000 399,756 2.8%
Federal Home Loan Bank 4.000% due 09/17/2029 250,000 247,973 1.8%
Federal Home Loan Bank 4.500% due 12/04/2029 250,000 251,031 1.8%
1,099,468 7.8%
Government
United States Treasury Bond 5.250% due 02/15/2029 300,000 316,652 2.2%
United States Treasury Bond 3.625% due 03/31/2028 600,000 600,445 4.3%
United States Treasury Bond 6.250% due 05/15/2030 500,000 554,649 3.9%
United States Treasury Bond 5.500% due 08/15/2028 300,000 316,207 2.2%
United States Treasury Bond 6.125% due 08/15/2029 950,000 1,036,094 7.3%
United States Treasury Note 2.375% due 05/15/2027 650,000 636,111 4.5%
United States Treasury Note 2.250% due 08/15/2027 750,000 730,401 5.2%
United States Treasury Note 2.625% due 12/31/2025 750,000 746,328 5.3%
4,936,887 34.9%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 3.875% due 04/15/2029 588,445 647,954 4.6%
US Government Agency
Fannie Mae 4.625% due 03/02/2029 300,000 300,266 2.1%
Freddie Mac 4.500% due 09/05/2028 350,000 350,476 2.5%
Freddie Mac 4.750% due 12/18/2029 300,000 301,644 2.1%
952,386 6.7%
Total Government Bonds (Cost $7,598,425) $ 7,636,695 54.0%
Corporate Bonds - 30 .1 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 550,000 645,730 4.6%
Take-Two Interactive Software 3.700% due 04/14/2027 350,000 347,442 2.4%
Verizon Communication 4.016% due 12/03/2029 100,000 99,171 0.7%
1,092,343 7.7%
Consumer Discretionary
O'Reilly Automotive 3.600% due 09/01/2027 150,000 148,562 1.0%
Consumer Staples
Kroger 7.700% due 06/01/2029 100,000 111,918 0.8%
Procter & Gamble 2.800% due 03/25/2027 300,000 295,045 2.1%
406,963 2.9%
Financials
Bank of America 3.500% due 04/19/2026 400,000 398,482 2.8%
JPMorgan Chase 3.300% due 04/01/2026 350,000 348,071 2.4%
PayPal Holdings 2.650% due 10/01/2026 300,000 295,372 2.1%
Visa 3.150% due 12/14/2025 350,000 349,024 2.5%
1,390,949 9.8%
Health Care
Johnson & Johnson 2.450% due 03/01/2026 50,000 49,589 0.4%
Industrials
United Rentals of North America 5.250% due 01/15/2030 350,000 350,985 2.5%

Schedule of Investments
As of August 31, 2025
Saturna Short-Term Bond Fund
2
August 31, 2025
Part F
Corporate Bonds - 30.1% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Materials
DuPont De Nemours 4.493% due 11/15/2025 $ 308,000 $ 307,893 2.2%
Technology
Microsoft 3.300% due 02/06/2027 100,000 99,260 0.7%
NXP BV/NXP Funding 5.350% due 03/01/2026 100,000 100,200 0.7%
Qualcomm 3.250% due 05/20/2027 100,000 98,986 0.7%
298,446 2.1%
Utilities
United Utilities 6.875% due 08/15/2028 200,000 213,784 1.5%
Total Corporate Bonds (Cost $4,243,614) $ 4,259,514 30.1%
Treasury Bonds/Notes - 5 .4 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government
US Treasury Bond 4.500% due 05/31/2026 350,000 360,500 2.6%
US Treasury Bond 4.875% due 05/31/2026 400,000 402,572 2.8%
Total Treasury Bonds/Notes (Cost $759,294) $ 763,072 5.4%
Municipals Bonds - 2 .1 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Municipal Bonds
San Diego Unified School District 3.965% due 07/01/2029 300,000 301,381 2.1%
Total Municipals Bonds (Cost $294,509) $ 301,381 2.1%
Total investments (Cost $12,895,842) $ 12,960,662 91.6%
Other assets (net of liabilities) 1,185,284 8.4%
Total net assets $ 14,145,946 100.0%

Schedule of Investments
As of August 31, 2025
Saturna Bond Income Fund
August 31, 2025
Part F
3
Continued on next page.
Corporate Bonds - 52 .9 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Bellsouth 6.875% due 10/15/2031 $ 200,000 $ 218,724 1.8%
Koninklijke KPN 8.375% due 10/01/2030 200,000 234,811 2.0%
453,535 3.8%
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 300,000 324,095 2.7%
Lowe's 5.800% due 10/15/2036 250,000 262,748 2.2%
586,843 4.9%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 99,654 0.8%
Procter & Gamble 5.500% due 02/01/2034 200,000 212,624 1.8%
Unilever Capital 5.900% due 11/15/2032 200,000 217,713 1.8%
529,991 4.4%
Energy
Baker Hughes 6.875% due 01/15/2029 100,000 108,425 0.9%
Canadian Natural Resources 6.450% due 06/30/2033 225,000 239,932 2.0%
Statoil 7.150% due 01/15/2029 224,000 244,838 2.1%
593,195 5.0%
Financials
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 242,039 2.1%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 86,099 0.7%
State Street (Quarterly US LIBOR plus 100)
1
5.561% due 06/15/2047 150,000 132,928 1.1%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 205,517 1.7%
666,583 5.6%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 253,314 2.1%
Johnson & Johnson 4.950% due 05/15/2033 226,000 235,556 2.0%
Johnson & Johnson 5.850% due 07/15/2038 50,000 54,742 0.5%
Medtronic 4.375% due 03/15/2035 260,000 252,829 2.1%
Merck 6.500% due 12/01/2033 215,000 243,103 2.0%
1,039,544 8.7%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 296,972 2.5%
Deere 8.100% due 05/15/2030 95,000 111,181 0.9%
United Technologies 6.050% due 06/01/2036 250,000 270,414 2.3%
678,567 5.7%
Information Technology
NXP BV/NXP FDG/NXP USA 3.250% due 05/11/2041 300,000 222,134 1.8%
Materials
Praxair 3.550% due 11/07/2042 350,000 278,052 2.3%
Technology
Apple 4.500% due 02/23/2036 350,000 351,403 3.0%
Microsoft 5.300% due 02/08/2041 50,000 52,014 0.4%
Microsoft 4.200% due 11/03/2035 350,000 346,713 2.9%
750,130 6.3%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 164,629 1.4%
Florida Power & Light 5.950% due 10/01/2033 100,000 108,372 0.9%

Schedule of Investments
As of August 31, 2025
Saturna Bond Income Fund
4
August 31, 2025
Part F
Continued on next page.
Corporate Bonds - 52.9% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Utilities (continued)
Puget Sound Energy 4.434% due 11/15/2041 $ 300,000 $ 254,528 2.1%
527,529 4.4%
Total Corporate Bonds (Cost $6,956,418) $ 6,326,103 52.9%
Government Bonds - 26 .3 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Home Loan Bank 5.000% due 10/14/2044 250,000 247,587 2.1%
Government
United States Treasury Bond 5.375% due 02/15/2031 400,000 431,531 3.6%
United States Treasury Bond 6.250% due 05/15/2030 75,000 83,197 0.7%
United States Treasury Bond 4.250% due 05/15/2039 770,000 747,592 6.2%
United States Treasury Bond 3.125% due 11/15/2041 145,000 118,181 1.0%
United States Treasury Bond 3.375% due 11/15/2048 560,000 437,259 3.7%
United States Treasury Note 2.875% due 05/15/2052 400,000 276,016 2.3%
US Treasury Strips –% due 02/15/2045 1,550,000 570,566 4.8%
2,664,342 22.3%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 2.125% due 02/15/2054 262,668 234,838 1.9%
Total Government Bonds (Cost $3,774,898) $ 3,146,767 26.3%
Municipals Bonds - 15 .0 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 247,972 2.1%
General Obligation
New York NY 5.846% due 06/01/2040 200,000 206,913 1.7%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 200,000 197,922 1.7%
Maryland Community Development
Administration 5.991% due 09/01/2044 300,000 300,922 2.5%
Minnesota Housing Finance Agency 5.925% due 07/01/2049 300,000 299,428 2.5%
798,272 6.7%
Municipal Bonds
Massachusetts Housing Finance Agency 5.989% due 12/01/2044 300,000 302,254 2.5%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 240,000 238,286 2.0%
540,540 4.5%
Total Municipals Bonds (Cost $1,814,326) $ 1,793,697 15.0%
Mortgage Backed - 1 .9 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
US Government Agency
Federal National Mortgage Association 4.500% due 11/01/2044 226,279 223,531 1.9%
Total Mortgage Backed (Cost $222,908) $ 223,531 1.9%
Total investments (Cost $12,768,550) $ 11,490,098 96.1%
Other assets (net of liabilities) 464,455 3.9%
Total net assets $ 11,954,553 100.0%

Schedule of Investments
As of August 31, 2025
Saturna Bond Income Fund
August 31, 2025
Part F
5
1
Variable rate security. The interest rate represents the rate in effect at August 31, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
LIBOR: London Interbank Offered Rates
MTN: Medium Term Note

Schedule of Investments
As of August 31, 2025
Saturna Core Fund
6
August 31, 2025
Part F
Continued on next page.
Common Stock - 61.8% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 2,650 $ 564,212 United States 1.9%
Meta Platforms Inc, Class A 450 332,415 United States 1.1%
896,627 3.0%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 55 134,772 France 0.4%
Automotive Retailers
AutoZone
2
75 314,890 United States 1.1%
O'Reilly Automotive
2
2,400 248,832 United States 0.8%
563,722 1.9%
Home Products Stores
Lowe's 1,100 283,866 United States 1.0%
Specialty Apparel Stores
Ross Stores 1,390 204,552 United States 0.7%
TJX Companies 2,700 368,847 United States 1.2%
573,399 1.9%
1,555,759 5.2%
Consumer Staples
Household Products
Procter & Gamble 1,450 227,708 United States 0.8%
Mass Merchants
Dollarama Inc 900 122,718 Canada 0.4%
Packaged Food
Danone ADR 25,000 418,900 France 1.4%
General Mills 3,800 187,454 United States 0.6%
Nestle ADR 1,000 94,120 Switzerland 0.3%
700,474 2.3%
Personal Care Products
Unilever ADR 3,000 189,600 United Kingdom 0.7%
1,240,500 4.2%
Energy
Exploration & Production
ConocoPhillips 800 79,176 United States 0.3%
Refining & Marketing
Phillips 66 1,100 146,938 United States 0.5%
Renewable Energy Equipment
Enphase Energy
2
3,400 128,180 United States 0.4%
354,294 1.2%
Financials
Consumer Finance
Visa 900 316,602 United States 1.1%
Diversified Banks
Banco Santander SA 15,000 142,950 Spain 0.5%
JPMorgan Chase & Co. 1,200 361,704 United States 1.2%
504,654 1.7%
Institutional Brokerage
Virtu Financial 7,500 314,400 United States 1.1%

Schedule of Investments
As of August 31, 2025
Saturna Core Fund
August 31, 2025
Part F
7
Continued on next page.
Common Stock - 61.8% Number of Shares Market Value Country
1
Percentage of
Net Assets
Financials (continued)
Other Financial Services
Mastercard, Class A 400 $ 238,116 United States 0.8%
P&C Insurance
Chubb 810 222,807 Switzerland 0.7%
1,596,579 5.4%
Health Care
Large Pharma
AstraZeneca ADR 4,000 319,600 United Kingdom 1.1%
GlaxoSmithKline ADR 4,200 166,614 United Kingdom 0.6%
Novo Nordisk ADR 4,000 225,840 Denmark 0.7%
712,054 2.4%
Medical Devices
Boston Scientific
2
3,000 316,500 United States 1.1%
Smith & Nephew 4,500 168,525 United Kingdom 0.6%
485,025 1.7%
1,197,079 4.1%
Industrials
Building Construction
EMCOR Group Inc. 700 434,000 United States 1.5%
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 3,800 406,182 United States 1.4%
NIBE Industrier AB, Class B 30,000 123,233 Sweden 0.4%
Trane 400 166,240 Ireland 0.5%
695,655 2.3%
Defense
Rheinmetall AG 75 145,555 Germany 0.5%
Electrical Components
Prysmian S.P.A 4,000 349,270 Italy 1.2%
Electrical Power Equipment
Eaton 1,655 577,827 Ireland 1.9%
Fuji Electric Co. Ltd. 5,500 346,650 Japan 1.2%
924,477 3.1%
Flow Control Equipment
Parker Hannifin 420 318,927 United States 1.1%
Industrial Wholesale & Rental
Fastenal 3,490 173,313 United States 0.6%
Rail Freight
Canadian Pacific Kansas City 2,568 195,656 Canada 0.7%
Waste Management
Republic Services 950 222,271 United States 0.7%
3,459,124 11.7%
Materials
Agricultural Chemicals
Corteva 5,500 408,045 United States 1.3%
Base Metals
Antofagasta 6,000 174,026 United Kingdom 0.6%
Basic & Diversified Chemicals
Linde 560 267,842 United Kingdom 0.9%

Schedule of Investments
As of August 31, 2025
Saturna Core Fund
8
August 31, 2025
Part F
Continued on next page.
Common Stock - 61.8% Number of Shares Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Cement & Aggregates
CRH PLC 1,250 $ 141,188 United States 0.5%
Iron
BHP Biliton ADR 2,750 153,368 Australia 0.5%
Precious Metals
Agnico-Eagle Mines 6,150 886,645 Canada 3.0%
2,031,114 6.8%
Technology
Application Software
SAP ADR 1,650 449,064 Germany 1.5%
Communications Equipment
Apple 2,250 522,315 United States 1.7%
Fujikura Ltd 2,000 169,828 Japan 0.6%
Motorola Solutions 900 425,214 United States 1.4%
1,117,357 3.7%
Infrastructure Software
Microsoft 1,530 775,236 United States 2.6%
Oracle 1,945 439,823 United States 1.5%
1,215,059 4.1%
IT Services
Wolters Kluwer NV 1,200 150,936 Netherlands 0.5%
Semiconductor Devices
Advanced Micro Devices
2
900 146,367 United States 0.5%
Broadcom 2,100 624,519 United States 2.1%
Micron Technology 445 52,959 United States 0.2%
Nvidia 3,250 566,085 United States 1.9%
Texas Instruments 450 91,116 United States 0.3%
1,481,046 5.0%
Semiconductor Manufacturing
ASML Holding NY 170 126,245 Netherlands 0.4%
Taiwan Semiconductor ADR 2,300 531,001 Taiwan 1.8%
657,246 2.2%
5,070,708 17.0%
Utilities
Integrated Electric Utilities
Dominion Energy 8,500 509,150 United States 1.7%
NextEra Energy 5,925 426,896 United States 1.5%
936,046 3.2%
Total Common Stock (Cost $10,806,550) $18,337,830 61.8%
Corporate Bonds - 13.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 $ 150,000 167,027 United States 0.6%
Comcast 5.650% due 06/15/2035 500,000 524,152 United States 1.8%
Expedia Group 5.000% due 02/15/2026 250,000 250,167 United States 0.8%
941,346 3.2%
Consumer Discretionary
Lowe's 4.250% due 09/15/2044 250,000 197,411 United States 0.6%
Stanford University 4.013% due 05/01/2042 100,000 83,228 United States 0.3%
280,639 0.9%

Schedule of Investments
As of August 31, 2025
Saturna Core Fund
August 31, 2025
Part F
9
Continued on next page.
Corporate Bonds - 13.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Consumer Staples
Coca Cola 1.000% due 03/15/2028 $ 250,000 $ 233,457 United States 0.8%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 165,192 United States 0.6%
CSX Corp 4.650% due 03/01/2068 300,000 243,951 United States 0.8%
Fedex Corp 3.900% due 02/01/2035 250,000 225,741 United States 0.8%
Union Pacific 3.375% due 02/01/2035 250,000 223,083 United States 0.7%
857,967 2.9%
Real Estate
Welltower 4.250% due 04/15/2028 350,000 351,920 United States 1.2%
Technology
Oracle 2.950% due 04/01/2030 500,000 470,704 United States 1.6%
Qualcomm 3.250% due 05/20/2027 220,000 217,769 United States 0.7%
688,473 2.3%
Utilities
Pacificorp 6.000% due 01/15/2039 500,000 515,611 United States 1.7%
Total Corporate Bonds (Cost $4,170,937) $3,869,413 13.0%
Government Bonds - 8.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 300,000 301,237 United States 1.0%
Government
United States Treasury Bond 4.500% due 02/15/2036 137,000 140,484 United States 0.5%
United States Treasury Bond 3.625% due 02/15/2044 155,000 131,472 United States 0.4%
United States Treasury Bond 6.250% due 05/15/2030 700,000 776,508 United States 2.6%
United States Treasury Bond 3.375% due 11/15/2048 900,000 702,738 United States 2.4%
1,751,202 5.9%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 2.125% due 02/15/2054 630,403 563,612 United States 1.9%
Total Government Bonds (Cost $2,662,499) $2,616,051 8.8%
Municipals Bonds - 5.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 247,972 United States 0.8%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 300,000 296,883 United States 1.0%
Municipal Bonds
Maryland Community Development
Administration 6.362% due 09/01/2053 605,000 613,238 United States 2.1%

Schedule of Investments
As of August 31, 2025
Saturna Core Fund
10
August 31, 2025
Part F
Municipals Bonds - 5.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds (continued)
Virginia State Housing Development
Authority 5.950% due 10/01/2066 $ 400,000 $ 397,143 United States 1.3%
1,010,381 3.4%
Total Municipals Bonds (Cost $1,570,371) $1,555,236 5.2%
Total investments (Cost $19,210,357) $26,378,530 88.8%
Other assets (net of liabilities) 3,319,382 11.2%
Total net assets $29,697,912 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt
PCL: Public Company Limited
SA: Special Assessment

Schedule of Investments
As of August 31, 2025
Saturna Global High Income Fund
August 31, 2025
Part F
11
Continued on next page.
Common Stock - 47.2% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Wireless Telecommunications
Orange ADR 20,000 $ 325,000 France 2.7%
SK Telecom ADR 11,000 236,940 South Korea 2.0%
Telenor ASA 20,000 333,827 Norway 2.8%
Verizon Communications 6,000 265,380 United States 2.2%
1,161,147 9.7%
Consumer Discretionary
Automobiles
Volkswagen AG 1,500 174,880 Germany 1.4%
Consumer Staples
Personal Care Products
Kimberly-Clark de Mexico, Class A 125,000 235,340 Mexico 2.0%
Energy
Exploration & Production
Woodside Energy Group ADR 8,500 146,030 Australia 1.2%
Integrated Oils
Shell ADR 3,800 280,744 Netherlands 2.3%
426,774 3.5%
Financials
Banks
ANZ Group Holdings ADR 15,000 331,050 Australia 2.8%
Skandinaviska Enskilda Banken, Cl A 25,000 462,237 Sweden 3.8%
793,287 6.6%
Institutional Brokerage
Virtu Financial 7,500 314,400 United States 2.6%
1,107,687 9.2%
Health Care
Large Pharma
GlaxoSmithKline ADR 6,500 257,855 United Kingdom 2.2%
Novartis ADR 2,500 316,375 Switzerland 2.6%
574,230 4.8%
Materials
Base Metals
Norsk Hydro ASA 35,000 226,969 Norway 1.9%
South32 ADR 19,000 167,770 Australia 1.4%
Southern Copper 5,250 504,472 Peru 4.2%
899,211 7.5%
Iron
BHP Biliton ADR 5,500 306,735 Australia 2.5%
1,205,946 10.0%
Technology
Communications Equipment
Cisco Systems 5,000 345,450 United States 2.9%
Consumer Electronics
Nintendo 5,000 446,340 Japan 3.7%
791,790 6.6%
Total Common Stock (Cost $4,394,006) $5,677,794 47.2%

Schedule of Investments
As of August 31, 2025
Saturna Global High Income Fund
12
August 31, 2025
Part F
Continued on next page.
Corporate Bonds - 21.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 $ 250,000 $ 222,384 United States 1.8%
Netflix 4.375% due 11/15/2026 250,000 251,461 United States 2.1%
473,845 3.9%
Consumer Discretionary
Ford Motor 6.375% due 02/01/2029 220,000 228,495 United States 1.9%
MDC Holdings 3.850% due 01/15/2030 200,000 192,183 United States 1.6%
YUM! Brands 3.625% due 03/15/2031 295,000 273,732 United States 2.3%
694,410 5.8%
Consumer Staples
Grupo Bimbo 4.875% due 06/27/2044 200,000 175,340 Mexico 1.5%
Energy
Petrobras International Finance 6.875% due 01/20/2040 50,000 50,498 Brazil 0.4%
Petrobras International Finance 6.750% due 01/27/2041 80,000 79,095 Brazil 0.7%
129,593 1.1%
Financials
Lincoln National(3 month LIBOR plus 2.04%)
2
6.572% due 04/20/2067 250,000 210,202 United States 1.7%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 191,595 United States 1.6%
CSX Corp 4.650% due 03/01/2068 250,000 203,292 United States 1.7%
Delta Air Lines 3.750% due 10/28/2029 250,000 242,391 United States 2.0%
Norfolk Southern 5.100% due 08/01/2118 275,000 230,387 United States 1.9%
867,665 7.2%
Total Corporate Bonds (Cost $2,843,493) $2,551,055 21.2%
Government Bonds - 6.6% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 100,000 100,413 United States 0.8%
Government
Colombia Republic 8.375% due 02/15/2027 125,000 127,265 Colombia 1.1%
Republic of Argentina 1.000% due 07/09/2029 9,276 7,342 Argentina 0.1%
Republic of Argentina 1.500% due 07/09/2046 242,500 147,925 Argentina 1.2%
United States Treasury Bond 6.250% due 05/15/2030 200,000 221,859 United States 1.8%
United States Treasury Bond 3.375% due 11/15/2048 250,000 195,205 United States 1.6%
699,596 5.8%
Total Government Bonds (Cost $872,822) $800,009 6.6%
Municipals Bonds - 4.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 250,000 247,403 United States 2.1%
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 49,559 United States 0.4%
Maryland Community Development
Administration 6.362% due 09/01/2053 140,000 141,906 United States 1.2%

Schedule of Investments
As of August 31, 2025
Saturna Global High Income Fund
August 31, 2025
Part F
13
Municipals Bonds - 4.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds (continued)
Virginia State Housing Development
Authority 5.950% due 10/01/2066 $ 100,000 $ 99,286 United States 0.8%
290,751 2.4%
Total Municipals Bonds (Cost $543,753) $538,154 4.5%
Total investments (Cost $8,654,074) $9,567,012 79.5%
Other assets (net of liabilities) 2,465,321 20.5%
Total net assets $12,032,333 100.0%
1
Denotes a country or region of primary exposure
2
Variable rate security. The interest rate represents the rate in effect at August 31, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
ADR: American Depositary Receipt
LIBOR: London Interbank Offered Rates

Schedule of Investments
As of August 31, 2025
Saturna Growth Fund
14
August 31, 2025
Part F
Continued on next page.
Common Stock - 97 .2 % Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 31,680 $ 6,744,989 8.2%
Meta Platforms Inc, Class A 3,200 2,363,840 2.9%
9,108,829 11.1%
Consumer Discretionary
Automotive Retailers
O'Reilly Automotive
1
19,500 2,021,760 2.4%
Home Products Stores
Lowe's 5,600 1,445,136 1.8%
Online Marketplace
Amazon.com
1
26,980 6,178,420 7.5%
Specialty Apparel Stores
TJX Companies 19,000 2,595,590 3.1%
12,240,906 14.8%
Consumer Staples
Mass Merchants
Costco Wholesale 3,509 3,310,110 4.0%
Non-Alcoholic Beverages
Monster Beverage 32,200 2,009,602 2.5%
5,319,712 6.5%
Financials
Other Financial Services
Mastercard, Class A 3,791 2,256,744 2.7%
Health Care
Medical Devices
Boston Scientific
1
22,000 2,321,000 2.8%
Stryker 4,000 1,565,640 1.9%
3,886,640 4.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 22,500 2,405,025 2.9%
Industrial Wholesale & Rental
Ferguson Enterprises 6,250 1,444,687 1.8%
Infrastructure Construction
Quanta Services 5,000 1,889,800 2.3%
Waste Management
Republic Services 3,250 760,403 0.9%
6,499,915 7.9%
Materials
Agricultural Chemicals
Corteva 5,260 390,240 0.5%
Cement & Aggregates
CRH PLC 7,000 790,650 0.9%
1,180,890 1.4%
Technology
Application Software
Adobe
1
4,450 1,587,315 1.9%

Schedule of Investments
As of August 31, 2025
Saturna Growth Fund
August 31, 2025
Part F
15
Common Stock - 97.2% Number of Shares Market Value
Percentage of
Net Assets
Technology (continued)
Application Software (continued)
Tyler Technologies Inc.
1
1,200 $ 675,456 0.8%
2,262,771 2.7%
Communications Equipment
Apple 23,870 5,541,182 6.7%
Motorola Solutions 6,000 2,834,760 3.5%
8,375,942 10.2%
Infrastructure Software
Microsoft 18,170 9,206,557 11.2%
Oracle 17,500 3,957,275 4.8%
ServiceNow
1
1,900 1,743,174 2.1%
14,907,006 18.1%
Semiconductor Devices
Advanced Micro Devices
1
6,000 975,780 1.2%
Broadcom 12,750 3,791,722 4.6%
Monolithic Power Systems 1,100 919,336 1.1%
Nvidia 35,000 6,096,300 7.4%
Qualcomm 7,900 1,269,767 1.5%
Texas Instruments 5,100 1,032,648 1.3%
14,085,553 17.1%
39,631,272 48.1%
Total investments (Cost $23,555,570) $ 80,124,908 97.2%
Other assets (net of liabilities) 2,308,516 2.8%
Total net assets $ 82,433,424 100.0%
1
Non-income producing
PCL: Public Company Limited

Schedule of Investments
As of August 31, 2025
Saturna International Fund
16
August 31, 2025
Part F
Continued on next page.
Common Stock - 99 .4 % Number of Shares Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 510 $ 1,249,705 France 1.7%
Online Marketplace
MercadoLibre
2
2,255 5,576,412 Argentina 7.4%
6,826,117 9.1%
Consumer Staples
Packaged Food
Danone 15,000 1,252,646 France 1.7%
Health Care
Health Care Supplies
Alcon 3,145 251,002 Switzerland 0.3%
Large Pharma
AstraZeneca ADR 9,000 719,100 United Kingdom 0.9%
Novo Nordisk ADR 7,700 434,742 Denmark 0.6%
Sandoz Group AG 22,000 1,382,391 Switzerland 1.8%
2,536,233 3.3%
Medical Devices
Smith & Nepthew 98,200 1,841,134 2.5%
Medical Equipment
Siemens Healthineers AG 31,600 1,750,723 Germany 2.3%
6,379,092 8.4%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 44,700 1,579,204 Sweden 2.1%
Johnson Controls International 26,450 2,827,240 United States 3.8%
4,406,444 5.9%
Construction & Mining Machinery
Komatsu Ltd 55,000 1,863,638 2.5%
Electrical Power Equipment
Eaton 5,590 1,951,693 Ireland 2.6%
Fuji Electric Co. Ltd. 29,400 1,853,001 Japan 2.5%
Schneider Electric SE 8,615 2,117,664 France 2.8%
5,922,358 7.9%
Fabricated Metal & Hardware
Prysmian S.P.A 19,100 1,667,763 Italy 2.2%
Industrial Automation Controls
ABB Ltd 26,000 1,747,291 Switzerland 2.3%
Industrial Wholesale & Rental
Ferguson Enterprises 14,560 3,365,544 United States 4.5%
Professional Services
Wolters Kluwer 21,324 2,687,627 Netherlands 3.6%
21,660,665 28.9%
Materials
Basic & Diversified Chemicals
Linde 3,875 1,853,374 United Kingdom 2.5%
Cement & Aggregates
CRH PLC 13,000 1,468,350 United States 1.9%

Schedule of Investments
As of August 31, 2025
Saturna International Fund
August 31, 2025
Part F
17
Common Stock - 99.4% Number of Shares Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Iron
Rio Tinto ADR 25,825 $ 1,619,744 United Kingdom 2.2%
4,941,468 6.6%
Technology
Application Software
Dassault Systemes ADR 92,115 2,862,013 France 3.8%
NICE Systems ADR 18,120 2,561,262 Israel 3.4%
SAP ADR 11,755 3,199,241 Germany 4.3%
8,622,516 11.5%
Communications Equipment
Fujikura Ltd 63,600 5,400,532 Japan 7.2%
Infrastructure Software
Fortinet Inc.
2
18,220 1,435,189 United States 1.9%
IT Services
Experian 33,000 1,709,866 Ireland 2.3%
Semiconductor Devices
Broadcom 20,950 6,230,321 United States 8.3%
Semiconductor Manufacturing
ASML Holding NY 5,245 3,895,042 Netherlands 5.2%
Taiwan Semiconductor ADR 23,320 5,383,888 Taiwan 7.2%
9,278,930 12.4%
32,677,354 43.6%
Utilities
Power Generation
Iberdrola 42,580 803,080 Spain 1.1%
Total investments (Cost $40,932,563) $ 74,540,422 99.4%
Other assets (net of liabilities) 449,618 0.6%
Total net assets $ 74,990,040 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt
PCL: Public Company Limited

Schedule of Investments
As of August 31, 2025
Sustainable Equity Fund
August 31, 2025
Part F
1
Continued on next page.
Common Stock - 98 .6 % Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 2,500 $ 532,275 2.2%
Consumer Discretionary
Automotive Retailers
AutoZone
1
130 545,809 2.3%
Home Products Stores
Home Depot 1,500 610,155 2.5%
Specialty Apparel Stores
TJX Companies 5,000 683,050 2.8%
1,839,014 7.6%
Consumer Staples
Mass Merchants
Dollarama Inc 2,400 327,246 1.4%
Packaged Food
Danone ADR 31,200 522,787 2.2%
Personal Care Products
L'Oreal ADR 5,400 502,578 2.1%
Unilever ADR 8,800 556,160 2.3%
1,058,738 4.4%
1,908,771 8.0%
Financials
Diversified Banks
JPMorgan Chase & Co. 600 180,852 0.8%
Life Insurance
Aviva ADR 45,600 820,800 3.4%
Other Financial Services
Fiserv
1
900 124,362 0.5%
Mastercard, Class A 860 511,949 2.1%
636,311 2.6%
P&C Insurance
Chubb 2,000 550,140 2.3%
2,188,103 9.1%
Health Care
Large Pharma
Eli Lilly 900 659,322 2.7%
GlaxoSmithKline ADR 9,200 364,964 1.5%
Novo Nordisk ADR 10,200 575,892 2.4%
1,600,178 6.6%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 783,200 3.2%
Diversified Industrials
Siemens ADR 5,300 736,064 3.1%
Electrical Components
TE Connectivity Ltd. 3,200 660,800 2.7%
Electrical Power Equipment
Fuji Electric Co. Ltd. 8,500 535,732 2.2%

Schedule of Investments
As of August 31, 2025
Sustainable Equity Fund
2
August 31, 2025
Part F
Continued on next page.
Common Stock - 98.6% Number of Shares Market Value
Percentage of
Net Assets
Industrials (continued)
Electrical Power Equipment (continued)
Schneider Electric ADR 17,100 $ 840,251 3.5%
1,375,983 5.7%
Fabricated Metal & Hardware
Prysmian S.P.A 4,000 349,270 1.5%
Industrial Wholesale & Rental
Ferguson Enterprises 2,500 577,875 2.4%
Professional Services
Wolters Kluwer 5,022 632,961 2.6%
Rail Freight
Canadian Pacific Kansas City 3,200 243,808 1.0%
5,359,961 22.2%
Information Technology
Electrical Components
Amphenol Corp- Cl A 2,000 217,720 0.9%
Materials
Agricultural Chemicals
Corteva 3,000 222,570 0.9%
Basic & Diversified Chemicals
Linde 500 239,145 1.0%
Specialty Chemicals
Ecolab 1,500 415,560 1.7%
877,275 3.6%
Technology
Application Software
Adobe
1
1,000 356,700 1.5%
Dassault Systemes ADR 9,100 282,737 1.2%
639,437 2.7%
Communications Equipment
Apple 3,028 702,920 2.9%
Consumer Electronics
Nintendo ADR 32,725 731,077 3.0%
Sony ADR 20,000 550,400 2.3%
1,281,477 5.3%
Electronics Components
Murata Manufacturing 12,000 193,894 0.8%
Infrastructure Software
Microsoft 1,438 728,620 3.0%
ServiceNow
1
650 596,349 2.5%
1,324,969 5.5%
IT Services
Accenture, Class A 900 233,973 1.0%
Semiconductor Devices
Broadcom 2,500 743,475 3.1%
Nvidia 10,000 1,741,800 7.2%
Texas Instruments 1,000 202,480 0.9%
2,687,755 11.2%

Schedule of Investments
As of August 31, 2025
Sustainable Equity Fund
August 31, 2025
Part F
3
Common Stock - 98.6% Number of Shares Market Value
Percentage of
Net Assets
Technology (continued)
Semiconductor Manufacturing
ASML Holding NY 700 $ 519,834 2.1%
Taiwan Semiconductor ADR 5,325 1,229,383 5.1%
1,749,217 7.2%
8,813,642 36.6%
Utilities
Integrated Electric Utilities
NextEra Energy 6,100 439,505 1.8%
Total investments (Cost $13,945,920) $ 23,776,444 98.6%
Other assets (net of liabilities) 327,099 1.4%
Total net assets $ 24,103,543 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2025
Sustainable Bond Fund
4
August 31, 2025
Part F
Continued on next page.
Corporate Bonds - 68.1% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 $ 2,000,000 $ 2,348,110 4.3%
Telecom Italia Capital 6.000% due 09/30/2034 250,000 249,023 0.5%
Telecom Italia SPA 1.625% due 01/18/2029 2,100,000 2,335,041 4.2%
4,932,174 9.0%
Consumer Discretionary
Coty/HFC Prestige
1
6.625% due 07/15/2030 1,000,000 1,022,727 1.9%
Starbucks 2.450% due 06/15/2026 1,200,000 1,184,030 2.1%
2,206,757 4.0%
Consumer Staples
Coty
1
5.000% due 04/15/2026 49,000 48,700 0.1%
Natura Cosmeticos SA 4.125% due 05/03/2028 2,000,000 1,892,522 3.4%
1,941,222 3.5%
Energy
Masdar Abu Dhabi 4.875% due 07/25/2029 2,000,000 2,046,592 3.7%
Financial Services
INTL FINANCE CORP 7.000% due 07/20/2027 5,000,000 262,083 0.5%
Financials
African Development Bank 5.750% due 08/07/2050 1,500,000 1,498,755 2.7%
AXA 5.125% due 01/17/2027 2,000,000 2,009,051 3.6%
Canadian Imperial Bank 4.375% due 10/28/2080 2,500,000 1,821,701 3.3%
Commonwealth Bank Australia
2
4.527% due 12/23/2026 850,000 556,249 1.0%
Munich RE 1.000% due 05/26/2042 2,600,000 2,575,396 4.7%
State Street (Quarterly US LIBOR plus 100)
2
5.561% due 06/15/2047 2,600,000 2,304,083 4.2%
Toronto-Dominion Bank 1.128% due 12/09/2025 500,000 362,466 0.7%
Women's Livelihood Bond Asset II C
1
3.900% due 12/23/2025 500,000 492,042 0.9%
11,619,743 21.1%
Health Care
Novartis Capital 3.000% due 11/20/2025 250,000 249,356 0.4%
Roche
1
2.625% due 05/15/2026 200,000 197,850 0.4%
447,206 0.8%
Industrials
FS Luxembourg SARL 8.875% due 02/12/2031 1,000,000 1,051,850 1.9%
RELX 4.000% due 03/18/2029 400,000 398,485 0.7%
1,450,335 2.6%
Information Technology
RELX Finance BV 0.875% due 03/10/2032 1,000,000 1,015,779 1.9%
Materials
Stora Enso OYJ
1
7.250% due 04/15/2036 800,000 864,377 1.6%
Real Estate
Iron Mountain UK 3.875% due 11/15/2025 750,000 1,009,471 1.8%
Iron Mountain
1
4.875% due 09/15/2029 1,700,000 1,670,894 3.0%
MAF Global Securities 7.875% due PERP 2,250,000 2,325,510 4.2%
MAF Sukuk 4.638% due 05/14/2029 300,000 300,852 0.6%
Prologis 1.250% due 10/15/2030 500,000 432,674 0.8%
5,739,401 10.4%

Schedule of Investments
As of August 31, 2025
Sustainable Bond Fund
August 31, 2025
Part F
5
Continued on next page.
Corporate Bonds - 68.1% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Technology
Nokia OYJ 4.375% due 08/21/2031 $ 2,000,000 $ 2,441,971 4.4%
Utilities
National Central Cooling 5.279% due 03/05/2030 1,000,000 1,024,647 1.9%
United Utilities 6.875% due 08/15/2028 1,400,000 1,496,485 2.7%
2,521,132 4.6%
Total Corporate Bonds (Cost $36,940,239) $ 37,488,772 68.1%
Government Bonds - 24.9% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
First Abu Dhabi Bank PJSC 5.125% due 10/13/2027 1,750,000 1,784,401 3.3%
Government
Asian Development Bank 6.000% due 02/05/2026 13,000,000 2,318,102 4.2%
European Investment Bank 4.500% due 02/16/2028 46,000,000 2,276,155 4.1%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 520,031 0.9%
International Finance 7.020% due 04/06/2028 10,000,000 514,517 0.9%
International Finance 12.000% due 11/03/2027 3,000,000,000 781,430 1.4%
Int'l Bk Recon & Develop 4.250% due 01/22/2026 20,000,000 1,053,787 1.9%
Int'l Bk Recon & Develop 5.000% due 01/22/2026 2,000,000 356,612 0.7%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 6,000,000,000 1,410,965 2.6%
Perusahaan Penerbit SBSN 3.550% due 06/09/2051 500,000 356,875 0.7%
Queensland Treasury 2.500% due 03/06/2029 1,750,000 1,101,607 2.0%
Republic of Chile 4.340% due 03/07/2042 500,000 435,540 0.8%
United Kingdom Gilt 0.875% due 07/31/2033 750,000 771,175 1.4%
11,896,796 21.6%
Total Government Bonds (Cost $13,511,367) $13,681,197 24.9%
Municipals Bonds - 2.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 247,972 0.4%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 250,000 247,403 0.5%
Illinois St Hsg Dev Auth Revnue 5.929% due 10/01/2050 500,000 495,399 0.9%
Ohio St Hsg Fin Agy RSDL 6.225% due 09/01/2055 500,000 510,255 0.9%
1,253,057 2.3%
Total Municipals Bonds (Cost $1,511,997) $1,501,029 2.7%
Total investments (Cost $51,963,603) $52,670,998 95.7%
Other assets (net of liabilities) 2,387,674 4.3%
Total net assets $55,058,673 100.0%
1
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At August 31, 2025, the aggregate value of these securities was $4,296,490 representing 7.8 % of total net assets.
2
Variable rate security. The interest rate represents the rate in effect at August 31, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
HFC: Housing Finance Corporation
LIBOR: London Interbank Offered Rates
SA: Special Assessment
AUD : Australian dollar

Schedule of Investments
As of August 31, 2025
Sustainable Bond Fund
6
August 31, 2025
Part F
BRL : Brazilian real
CAD : Canadian dollar
COP : Colombian peso
EUR : Euro
GBP : British pound
MXN : Mexican peso
USD : United States dollar

Notes To Financial Statements
August 31, 2025
Part F
7
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
Note 2 – Significant Accounting Policies
Security valuation:
Under procedures approved by the Trust’s Board of Directors,
Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Funds’ investments carried at fair value.
Share Valuation Inputs as of August 31, 2025
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Short-Term Bond Fund
Corporate Bonds
1
$ – $ 4,259,514 $ – $ 4,259,514
Government Bonds
1
$ – $ 7,636,695 $ – $ 7,636,695
Municipals Bonds
1
$ – $ 301,381 $ – $ 301,381
Treasury Bonds/Notes
1
$ – $ 763,072 $ – $ 763,072
Total Assets $ – $ 12,960,662 $ – $ 12,960,662
Bond Income Fund
Corporate Bonds
1
$ – $ 6,326,103 $ – $ 6,326,103
Government Bonds
1
$ – $ 3,146,767 $ – $ 3,146,767
Mortgage Backed
1
$ – $ 223,531 $ – $ 223,531

Notes To Financial Statements
(continued)
8
August 31, 2025
Part F
Municipals Bonds
1
$ – $ 1,793,697 $ – $ 1,793,697
Total Assets $ – $ 11,490,098 $ – $ 11,490,098
Core Fund
Common Stock
Communications $ 896,627 $ – $ – $ 896,627
Consumer Discretionary $ 1,420,987 $ 134,772 $ – $ 1,555,759
Consumer Staples $ 1,240,500 $ – $ – $ 1,240,500
Energy $ 354,294 $ – $ – $ 354,294
Financials $ 1,596,579 $ – $ – $ 1,596,579
Health Care $ 1,197,079 $ – $ – $ 1,197,079
Industrials $ 3,335,891 $ 123,233 $ – $ 3,459,124
Materials $ 2,031,114 $ – $ – $ 2,031,114
Technology $ 5,070,708 $ – $ – $ 5,070,708
Utilities $ 936,046 $ – $ – $ 936,046
Total Common Stock $ 18,079,825 $ 258,005 $ – $ 18,337,830
Corporate Bonds
1
$ – $ 3,869,413 $ – $ 3,869,413
Government Bonds
1
$ – $ 2,616,051 $ – $ 2,616,051
Municipals Bonds
1
$ – $ 1,555,236 $ – $ 1,555,236
Total Assets $ 18,079,825 $ 8,298,705 $ – $ 26,378,530
Global High Income Fund
Common Stock
Communications $ 827,320 $ 333,827 $ – $ 1,161,147
Consumer Discretionary $ – $ 174,880 $ – $ 174,880
Consumer Staples $ – $ 235,340 $ – $ 235,340
Energy $ 426,774 $ – $ – $ 426,774
Financials $ 645,450 $ 462,237 $ – $ 1,107,687
Health Care $ 574,230 $ – $ – $ 574,230
Materials $ 978,977 $ 226,969 $ – $ 1,205,946
Technology $ 345,450 $ 446,340 $ – $ 791,790
Total Common Stock $ 3,798,201 $ 1,879,593 $ – $ 5,677,794
Corporate Bonds
1
$ – $ 2,551,055 $ – $ 2,551,055
Government Bonds
1
$ – $ 800,009 $ – $ 800,009
Municipals Bonds
1
$ – $ 538,154 $ – $ 538,154
Total Assets $ 3,798,201 $ 5,768,811 $ – $ 9,567,012
Growth Fund
Common Stock
1
$ 80,124,908 $ – $ – $ 80,124,908
Total Assets $ 80,124,908 $ – $ – $ 80,124,908
International Fund
Common Stock
Consumer Discretionary $ 5,576,412 $ 1,249,705 $ – $ 6,826,117
Consumer Staples $ – $ 1,252,646 $ – $ 1,252,646
Health Care $ 4,628,369 $ 1,750,723 $ – $ 6,379,092
Industrials $ 15,276,170 $ 6,384,495 $ – $ 21,660,665
Materials $ 4,941,468 $ – $ – $ 4,941,468
Technology $ 30,967,488 $ 1,709,866 $ – $ 32,677,354
Utilities $ 803,080 $ – $ – $ 803,080
Total Common Stock $ 62,192,987 $ 12,347,435 $ – $ 74,540,422
Total Assets $ 62,192,987 $ 12,347,435 $ – $ 74,540,422
Sustainable Equity Fund
Common Stock
Communications $ 532,275 $ – $ – $ 532,275
Consumer Discretionary $ 1,839,014 $ – $ – $ 1,839,014
Consumer Staples $ 1,908,771 $ – $ – $ 1,908,771
Financials $ 2,188,103 $ – $ – $ 2,188,103
Health Care $ 1,600,178 $ – $ – $ 1,600,178
Industrials $ 4,727,000 $ 632,961 $ – $ 5,359,961
Information Technology $ 217,720 $ – $ – $ 217,720
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
August 31, 2025
Part F
9
Materials $ 877,275 $ – $ – $ 877,275
Technology $ 8,619,748 $ 193,894 $ – $ 8,813,642
Utilities $ 439,505 $ – $ – $ 439,505
Total Common Stock $ 22,949,589 $ 826,855 $ – $ 23,776,444
Total Assets $ 22,949,589 $ 826,855 $ – $ 23,776,444
Sustainable Bond Fund
Corporate Bonds
1
$ – $ 37,488,772 $ – $ 37,488,772
Government Bonds
1
$ – $ 13,681,197 $ – $ 13,681,197
Municipals Bonds
1
$ – $ 1,501,029 $ – $ 1,501,029
Total Assets $ – $ 52,670,998 $ – $ 52,670,998
1
See the Schedule of Investments for additional details.
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)